Consolidated Share Owners' Equity (USD $) In Thousands	Total	Common Stock	Additional Paid-in capital	Accumulated distributions in excess of net income	Accumulated other comprehensive income	Noncontrolling interest
Balance at beginning of period at Dec. 31, 2010	$ 397,993	$ 878	$ 775,348	$ (379,485)	$ 1,148	$ 104
Balance (in shares) at Dec. 31, 2010	87,838	87,838
Increase (Decrease) in Equity
Proceeds from DRP		1	637
Shares issued from DRP (in shares)		69
Deferred stock compensation			66
Amortization of debt issue costs			11
Issuance of shares		8	7,391
Issuance of shares (in shares)		804
Offering costs			(228)
Net loss available to common stockholders	(1,371)			(1,371)
Distributions declared				(12,557)
Unrealized gain on investment securities	394				394
Reversal of unrealized gain to realized gain on investment securities	(383)				(383)
Unrealized gain on derivative instruments	937				937
Net income attributable to noncontrolling interest	36					36
Contributions from noncontrolling interest						25
Purchase of noncontrolling interest						(735)
Distributions to noncontrolling interest						(162)
Balance at end of period at Mar. 31, 2011	$ 392,063	$ 887	$ 783,225	$ (393,413)	$ 2,096	$ (732)
Balance (in shares) at Mar. 31, 2011	88,711	88,711